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[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

July 7, 2003

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Financial Trust
         Securities Act of 1933 File No. 33-10327
         Investment Company Act of 1940 File No. 811-4911
         CIK No. 0000806390

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH FINANCIAL TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 42 under the Securities Act; Amendment No. 43 under the Investment Company Act of 1940, as amended) for the State Street Research Health Sciences Fund; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-03-022553).

     This certification supercedes the certification filed on July 2, 2003.

                                                       STATE STREET RESEARCH
                                                       FINANCIAL TRUST

                                                       By: /s/ Amy L. Simmons
                                                           -------------------
                                                           Amy L. Simmons
                                                           Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company